Dividend Per Common Share - Additional Information (Detail) € / shares in Units, € in Millions			2 Months Ended	3 Months Ended	12 Months Ended
	Sep. 27, 2023 € / shares	Sep. 21, 2022 € / shares	Dec. 15, 2022 EUR (€) € / shares shares	Jun. 30, 2024 EUR (€)	Dec. 31, 2023 € / shares	Dec. 31, 2022 € / shares
Disclosure of detailed information of dividends [line items]
Dividend per common share						€ 0.23
Aegon Ltd. [member]
Disclosure of detailed information of dividends [line items]
Dividend per common share					€ 0.3
Interim dividend 2023 [Member]
Disclosure of detailed information of dividends [line items]
Dividend per common share	€ 0.14				0.14
Interim dividend 2023 [Member] | Common shares B [member]
Disclosure of detailed information of dividends [line items]
Dividend per common share	€ 0.0035
Final Dividend 2022 [Member]
Disclosure of detailed information of dividends [line items]
Dividend per common share						0.12
Final Dividend 2022 [Member] | Common shares B [member]
Disclosure of detailed information of dividends [line items]
Dividend per common share						0.003
Final Dividend 2022 [Member] | Common shares B [member] | Aegon Ltd. [member]
Disclosure of detailed information of dividends [line items]
Dividend per common share						0.00575
Interim Dividend 2022 [Member]
Disclosure of detailed information of dividends [line items]
Dividend per common share		€ 4.61				€ 0.11
Percentage of shareholders receive dividend in shares		60.00%
Aggregate stock shares repurchased | shares			29,833,390
Common shares repurchased average price per share			€ 4.4897
Stock repurchased during period value | €			€ 134
Final Dividend 2023 [Member]
Disclosure of detailed information of dividends [line items]
Dividend per common share					0.16
Total Size Of Stock Repurchase Program | €				€ 1,535
Stock Repurchased Value Of Repurchase Program | €				1,500
Stock repurchased during period value | €				€ 35
Final Dividend 2023 [Member] | Top of range [member]
Disclosure of detailed information of dividends [line items]
Dividend per common share					€ 0.07
Dividend Per Common Share Percentage					30